Disposal of Changzhou Youdi and Termination of Vie Arrangements (Details) - USD ($)		6 Months Ended
	Mar. 27, 2026	Mar. 31, 2026
Disposal of Changzhou Youdi and Termination of Vie Arrangements [Line Items]
Proceeds received from disposal of equity investments
Credit loss		$ 340,373
Shenzhen Youqi [Member]
Disposal of Changzhou Youdi and Termination of Vie Arrangements [Line Items]
Equity interests	100.00%
Changzhou Youdi [Member]
Disposal of Changzhou Youdi and Termination of Vie Arrangements [Line Items]
Gain (loss) disposal	$ 47